Vessels, net	12 Months Ended
Dec. 31, 2020
Vessels, net
6. Vessels, net

	Vessel (in thousands)	Drydocking (in thousands)	Total (in thousands)
Cost
December 31, 2018	$2,057,370	$31,908	$2,089,278
Additions	2,910	11,523	14,433
Write-offs of fully amortized assets	—	(7,203)	(7,203)

December 31, 2019	2,060,280	36,228	2,096,508
Additions	2,233	10,192	12,425
Write-offs of fully amortized assets	—	(6,766)	(6,766)

December 31, 2020	$2,062,513	$39,654	$2,102,167

Accumulated Depreciation
December 31, 2018	$400,517	$17,896	$418,413
Charge for the period	67,886	7,885	75,771
Write-offs of fully amortized assets	—	(7,203)	(7,203)

December 31, 2019	468,403	18,578	486,981
Charge for the period	68,033	8,231	76,264
Write-offs of fully amortized assets	—	(6,766)	(6,766)

December 31, 2020	$536,436	$20,043	$556,479

Net Book Value
December 31, 2018	$1,656,853	$14,012	$1,670,865

December 31, 2019	$1,591,877	$17,650	$1,609,527

December 31, 2020	$1,526,077	$19,611	$1,545,688

The cost and net book value of the 19 vessels that were contracted under time charter agreements (please read Note 16—Operating Lease Liabilities to our consolidated financial statements) was $1,084 million and $839 million respectively as of December 31, 2020 (December 31, 2019: $1,374 million and $1,053 million respectively for 25 vessels contracted under time charters).
The net book value of vessels that serve as collateral for the Company’s secured bond, secured term loan and revolving credit facilities (Note 10 and Note 11 to the consolidated financial statements) was $1,359 million as of December 31, 2020 (December 31, 2019: $1,413 million).
The cost and net book value of vessels that are included in the table above and are subject to financing arrangements (please read Note 9—Variable Interest Entities to the consolidated financial statements) was $82.9 million and $71.0 million respectively as of December 31, 2020. (December 31, 2019: $82.9 million and $73.7 million).